As filed with the Securities and Exchange Commission on March 18, 2011

File No. 33-8982

ICA No. 811-4852

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 96	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 97

The Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 362-5365

(Area Code and Telephone Number)

Copy to:

Carl Frischling
Charles Booth	Christopher K. Dyer	Kramer Levin Naftalis &
CITI Fund Services Ohio, Inc.	The Victory Portfolios	Frankel LLP
3435 Stelzer Road	127 Public Square	1177 Avenue of the Americas
Columbus, Ohio 43219	Cleveland, OH 44114	New York, New York 10036
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒          Immediately upon filing pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of March, 2011.

THE VICTORY PORTFOLIOS
(Registrant)

By:	/s/ Michael D. Policarpo
Michael D. Policarpo, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of March, 2011.

	/s/ Michael D. Policarpo	President
Michael D. Policarpo

	/s/ Christopher E. Sabato	Treasurer
Christopher E. Sabato

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D. T. Andrews

	*	Trustee
Teresa C. Barger

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Sally M. Dungan

	*	Trustee
John L. Kelly

	*	Trustee
David L. Meyer

	*	Trustee
Karen Shepherd

	*	Trustee
Robert L. Wagner

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of each Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)